Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Research costs	$ 2,554	$ 2,276	$ 1,913
Payroll and employee benefits	701	586	473
Professional fees	626	472	243
Vacation	106	79	79
Restructuring			63
Interest	494	177
Total accrued expenses	$ 4,481	$ 3,590	$ 2,771